Related Party Transactions - Trade Accounts Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Related Party Transaction
Trade accounts payables to related parties	$ 1,022	$ 901
KOAS [Member]
Related Party Transaction
Trade accounts payables to related parties	290	216
KNOT and affiliates
Related Party Transaction
Trade accounts payables to related parties	$ 732	$ 685